N-2 - USD ($)				3 Months Ended
		Oct. 17, 2022	Oct. 10, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001263994
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Reaves Utility Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load(1)	1.00%
Expenses Borne by Common Shareholders of the Fund(1)	0.02%
Dividend Reinvestment Plan Fees(2)	None

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	0.02%
Annual Expenses [Table Text Block]
As a Percentage of Net Assets Attributable to Common Shares (1)
Annual Expenses
Investment Advisory Fees(3)	0.69%
Interest Payments on Borrowed Funds(4)	0.18%
Other Expenses(5)	0.35%
Total Annual Fund Operating Expenses	1.22%

Management Fees [Percent]	[1],[3]	0.69%
Interest Expenses on Borrowings [Percent]	[1],[4]	0.18%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[1],[5]	0.35%
Total Annual Expenses [Percent]	[1]	1.22%
Expense Example [Table Text Block]

Example

The purpose of the following table is to help a Common Shareholder understand the fees and expenses that such holder would bear directly or indirectly. The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) that the Fund incurs total annual expenses of 1.22% of its net assets in years 1 through 10 (assuming borrowing equal to 19.92% of the Fund’s net assets) and (2) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$12	$39	$67	$148

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed. The example assumes that the estimated “Other Expenses” set forth in the Annual Expenses tables are accurate and that all dividends and distributions are reinvested at NAV. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

Expense Example, Year 01		$ 12
Expense Example, Years 1 to 3		39
Expense Example, Years 1 to 5		67
Expense Example, Years 1 to 10		$ 148
Purpose of Fee Table , Note [Text Block]		The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly. The table is based on the capital structure of the Fund as of April 30, 2022.
Basis of Transaction Fees, Note [Text Block]

SUMMARY OF FUND EXPENSES

The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares would bear, directly or indirectly. The table is based on the capital structure of the Fund as of April 30, 2022.

The table shows Fund expenses as a percentage of net assets attributable to Common Shares. The following table should not be considered a representation of the Fund’s future expenses. Actual expenses may be greater or less than those shown below.

Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load(1)	1.00%
Expenses Borne by Common Shareholders of the Fund(1)	0.02%
Dividend Reinvestment Plan Fees(2)	None

As a Percentage of Net Assets Attributable to Common Shares (1)
Annual Expenses
Investment Advisory Fees(3)	0.69%
Interest Payments on Borrowed Funds(4)	0.18%
Other Expenses(5)	0.35%
Total Annual Fund Operating Expenses	1.22%

Other Expenses, Note [Text Block]		Other Expenses are estimated based on the Fund’s six-month period ended on April 30, 2022.
General Description of Registrant [Abstract]
Share Price [Table Text Block]

Quarter Ended		Market Price		Net Asset Value at		Market Premium (Discount) to Net Asset Value at
		High	Low	Market High	Market Low	Market High	Market Low
2022	July 31	$34.50	$28.85	$34.20	$28.56	0.88%	1.02%
	April 30	$35.43	$30.76	$36.13	$30.96	(1.94)%	(0.65)%
	January 31	$35.44	$32.20	$34.78	$32.55	1.90%	(1.08)%
2021	October 31	$36.50	$32.34	$35.30	$32.07	1.53%	1.81%
	July 31	$35.61	$33.85	$34.20	$33.92	4.04%	1.83%
	April 30	$35.10	$30.50	$34.58	$30.62	1.47%	1.18%
	January 31	$34.60	$31.24	$33.62	$31.29	1.46%	0.96%
2020	October 31	$33.00	$30.10	$32.81	$30.23	0.17%	0.46%
	July 31	$36.47	$28.55	$32.20	$28.82	10.43%	(0.49)%
	April 30	$40.20	$19.45	$39.05	$21.91	3.53%	(11.39)%
	January 31	$38.90	$36.02	$38.56	$35.68	1.41%	0.90%

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 28.85	$ 30.76	$ 32.20	$ 32.34	$ 33.85	$ 30.50	$ 31.24	$ 30.10	$ 28.55	$ 19.45	$ 36.02
Highest Price or Bid				34.50	35.43	35.44	36.50	35.61	35.10	34.60	33.00	36.47	40.20	38.90
Lowest Price or Bid, NAV				28.56	30.96	32.55	32.07	33.92	30.62	31.29	30.23	28.82	21.91	35.68
Highest Price or Bid, NAV				$ 34.20	$ 36.13	$ 34.78	$ 35.30	$ 34.20	$ 34.58	$ 33.62	$ 32.81	$ 32.20	$ 39.05	$ 38.56
Highest Price or Bid, Premium (Discount) to NAV [Percent]				0.88%	(1.94%)	1.90%	1.53%	4.04%	1.47%	1.46%	0.17%	10.43%	3.53%	1.41%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				1.02%	(0.65%)	(1.08%)	1.81%	1.83%	1.18%	0.96%	0.46%	(0.49%)	(11.39%)	0.90%
Latest Share Price			$ 25.70
Latest Premium (Discount) to NAV [Percent]			(1.19%)
Latest NAV			$ 26.01

[1]	Represents the estimated commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on the market price of the Common Shares at the time of any such sale.
[2]	There will be no brokerage charges with respect to Common Shares issued directly by the Fund under the dividend reinvestment plan. You will pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	The investment advisory fee is charged as a percentage of the Fund’s average daily total assets.
[4]	Assumes the use of leverage in the form of borrowing under the Credit Agreement representing 19.92% of the Fund’s net assets as of April 30, 2022 (including any additional leverage obtained through the use of borrowed funds) at an average annual interest rate cost to the Fund of 0.90% applicable for the Fund’s six-month period ended on April 30, 2022.
[5]	Other Expenses are estimated based on the Fund’s six-month period ended on April 30, 2022.